Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485APOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	ULTIMUS MANAGERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	Sep. 14, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2022
Prospectus Date	rr_ProspectusDate	Sep. 16, 2022
Lyrical U.S. Value Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary: Lyrical U.S. Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lyrical U.S. Value Equity Fund (the “U.S. Fund”) seeks to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the U.S. Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the U.S. Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section “Sales Charges” on page 38 of this Prospectus. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations to this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Fund’s performance. During the most recent fiscal year, the U.S. Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the U.S. Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for the A and C shares are based on estimated amounts
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the U.S. Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the U.S. Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the U.S. Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the U.S. Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States (“U.S.”) securities exchange. Lyrical Asset Management LP (the “Adviser”) defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S. (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the U.S. Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the U.S. Fund. The success of the U.S. Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the U.S. Fund and there is no assurance that the U.S. Fund will achieve its investment objective. Because of the types of securities in which the U.S. Fund invests and the investment techniques the Adviser uses, the U.S. Fund is designed for investors who are investing for the long term. The U.S. Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the U.S. Fund are generally described below.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk. The Adviser’s method of security selection may not be successful and the U.S. Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Market Risk. The return on and value of an investment in the U.S. Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military action, environmental events, trade disputes, and epidemics, pandemics or other public health issues. During periods of market volatility, security prices (including securities held by the U.S. Fund) could fall drastically and rapidly and therefore adversely affect the U.S. Fund.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the U.S. Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the Institutional Class shares of the U.S. Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the U.S. Fund’s website at www.lyricalvaluefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the Institutional Class shares of the U.S. Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for the A Class shares and C Class shares will be included when those share classes have been operational for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lyricalvaluefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Years Ended December 31*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest:	28.09%	quarter ended June 30, 2020
Lowest:	(38.86%)	quarter ended March 31, 2020

Year to Date Return, Label	rr_YearToDateReturnLabel	The U.S. Fund’s year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary. Performance for the A Class shares and C Class shares will be included when those share classes have been operational for a full calendar year. A Class shares and C Class shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Lyrical U.S. Value Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	16.17%
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	554
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,233
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	317
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	554
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,233
Annual Return 2014	rr_AnnualReturn2014	13.90%	[3]
Annual Return 2015	rr_AnnualReturn2015	(6.45%)	[3]
Annual Return 2016	rr_AnnualReturn2016	14.59%	[3]
Annual Return 2017	rr_AnnualReturn2017	21.32%	[3]
Annual Return 2018	rr_AnnualReturn2018	(19.75%)	[3]
Annual Return 2019	rr_AnnualReturn2019	23.54%	[3]
Annual Return 2020	rr_AnnualReturn2020	8.63%	[3]
Annual Return 2021	rr_AnnualReturn2021	30.11%	[3]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.11%
5 Years	rr_AverageAnnualReturnYear05	11.20%
Since Inception	rr_AverageAnnualReturnSinceInception	13.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 04, 2013
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.07%
5 Years	rr_AverageAnnualReturnYear05	10.20%
Since Inception	rr_AverageAnnualReturnSinceInception	12.47%
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Years	rr_AverageAnnualReturnYear05	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	864
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,012
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	126
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	864
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,012
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.76%
5 Years	rr_AverageAnnualReturnYear05	10.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 04, 2013
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund A Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,002
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,471
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,002
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,389
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,471
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	683
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,249
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,790
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	683
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,249
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,790
Lyrical International Value Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary: Lyrical International Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lyrical International Value Equity Fund (the “International Fund”) seeks to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the International Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section “Sales Charges” on page 38 of this Prospectus. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations to this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the International Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for the A and C shares are based on estimated amounts.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the International Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the International Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on non-U.S. international developed market securities exchanges. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase. Developed markets are those classified as such by Morgan Stanley Capital International (“MSCI”).

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,500 companies traded in international developed markets (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the International Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the International Fund. The success of the International Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the International Fund and there is no assurance that the International Fund will achieve its investment objective. Because of the types of securities in which the International Fund invests and the investment techniques the Adviser uses, the International Fund is designed for investors who are investing for the long term. The International Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the International Fund are generally described below.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of United States (“U.S.”) securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States.

●	Foreign Currency Risk. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk. The Adviser’s method of security selection may not be successful and the International Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Market Risk. The return on and value of an investment in the International Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military action, environmental events, trade disputes, and epidemics, pandemics or other public health issues. During periods of market volatility, security prices (including securities held by the International Fund) could fall drastically and rapidly and therefore adversely affect the International Fund.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

New Fund Risk. The International Fund was formed in 2020 and has a limited operating history. Accordingly, investors in the International Fund bear the risk that the International Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the International Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the Institutional Class shares of the International Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the International Fund’s website at www.lyricalvaluefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the Institutional Class shares of the International Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for the A Class shares and C Class shares will be included when those share classes have been operational for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lyricalvaluefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Years Ended December 31*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest:	12.12%	quarter ended March 31, 2021
Lowest:	(0.29%)	quarter ended December 31, 2021

Year to Date Return, Label	rr_YearToDateReturnLabel	The International Fund’s year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of International Fund shares and the after-tax returns for the other class of International Fund shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of International Fund shares and the after-tax returns for the other class of International Fund shares will vary. Performance for the A Class shares and C Class shares will be included when those share classes have been operational for a full calendar year. A Class shares and C Class shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Lyrical International Value Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	16.93%
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.50%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	11.35%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.35%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,852
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,852
Annual Return 2021	rr_AnnualReturn2021	15.53%	[9]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.53%
Since Inception	rr_AverageAnnualReturnSinceInception	16.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.86%
Since Inception	rr_AverageAnnualReturnSinceInception	15.88%
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.98%
Since Inception	rr_AverageAnnualReturnSinceInception	12.88%
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.61%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	11.71%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.46%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,674
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,999
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,478
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,674
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,999
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.37%
Since Inception	rr_AverageAnnualReturnSinceInception	16.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2020
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund A Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[10]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.61%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	11.71%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.46%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,968
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,038
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,114
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	695
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,968
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,038
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,114
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund C Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LYRZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[11]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	10.61%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	12.46%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.46%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,952
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,952
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,296

[1]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2024, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the U.S. Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, 1.24% of the average daily net assets of the Investor Class shares, 1.24% of the average daily net assets of the A Class shares, and 1.99% of the average daily net assets of the C Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the U.S. Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2024, this agreement may not be modified or terminated without the approval of the U.S. Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the U.S. Fund’s investment advisory agreement with the Adviser is terminated.
[2]	“Other Expenses” for the A and C shares are based on estimated amounts.
[3]	The U.S. Fund’s year-to-date return through June 30, 2022 is -20.74%.
[4]	A Class share purchases of $1,000,000 or more are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 18 months after purchase unless the dealer, at its discretion, has waived the CDSC.
[5]	C Class share purchases are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 12 months after purchase.
[6]	“Other Expenses” for the A and C shares are based on estimated amounts.
[7]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.
[8]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2024, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, 1.24% of the average daily net assets of the Investor Class shares, 1.24% of the average daily net assets of the A Class shares, and 1.99% of the average daily net assets of the C Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the International Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2024, this agreement may not be modified or terminated without the approval of the International Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the International Fund’s investment advisory agreement with the Adviser is terminated.
[9]	The International Fund’s year-to-date return through June 30, 2022 is -20.18%.
[10]	A Class share purchases of $1,000,000 or more are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 18 months after purchase unless the dealer, at its discretion, has waived the CDSC.
[11]	C Class share purchases are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 12 months after purchase.